Future Minimum Rental Commitments for Noncancelable Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Capitalized leases
2013	¥ 5,601
2014	4,336
2015	3,432
2016	2,847
2017	2,129
2018 and thereafter	3,891
Total minimum lease payments	22,236
Amount representing interest	1,385
Present value of minimum lease payments	20,851
Operating leases
2013	42,086
2014	30,365
2015	12,663
2016	8,480
2017	7,470
2018 and thereafter	20,633
Total minimum lease payments	¥ 121,697